OTHER EXPENSES/(INCOME), NET - Schedule of Other Expenses, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Other expenses	€ 33,994	€ 13,666	€ 25,067
Other income	(12,446)	(8,105)	(6,592)
Other expenses, net	€ 21,548	€ 5,561	€ 18,475